UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diamond Hill Capital Management, Inc.
           -----------------------------------------------------
Address:   375 North Front Street
           Suite 300
           Columbus, OH 43215
           -----------------------------------------------------

Form 13F File Number: 28-10648
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James F. Laird
        -------------------------
Title:  Chief Compliance Officer
        ------------------------
Phone:  614-255-3353
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James F. Laird                 Columbus, OH                     02/08/06
- ----------------                 ---------------                 ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
                                         --------------
Form 13F Information Table Entry Total:        125
                                         --------------
Form 13F Information Table Value Total:  $ 1,085,616
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMR Corp.                      COM              001765106     5940   267200 SH       SOLE                   166150
Abbott Labs                    COM              002824100      229     5800 SH       SOLE                     5400               400
Access Anytime Bancorp         COM              00431F105      374    20180 SH       SOLE                    20180
Acco Brands Corporation        COM              00081T108     9618   392566 SH       SOLE                   384620              2478
AirTran Holdings Inc           COM              00949P108     4061   253350 SH       SOLE                   250500
Allstate Corporation           COM              020002101    21281   393578 SH       SOLE                   271523             35130
American Greetings Corporation COM              026375105    25678  1168785 SH       SOLE                   928685             60500
American Pac Corp              COM              028740108       82    11900 SH       SOLE                     8850
Anadarko Petroleum Corp        COM              032511107    36048   380449 SH       SOLE                   273974             29450
Analogic Corp                  COM              032657207     5822   121675 SH       SOLE                   120700
Annaly Mortgage Mgmt Inc       COM              035710409      208    19000 SH       SOLE                    19000
Apache Corporation             COM              037411105    39871   581895 SH       SOLE                   402395             51200
Apria Healthcare Group         COM              037933108     5926   245800 SH       SOLE                   244000
Archer Daniels Midland Company COM              039483102     2593   105152 SH       SOLE                    64802              1800
Ashford Hospitality Tr         COM              044103109     1278   121870 SH       SOLE                   104500              3370
B P Blc                        COM              055622104      301     4688 SH       SOLE                     4688
Bank Of America Corporation    COM              060505104      459     9952 SH       SOLE                     9952
Bank of New York Inc           COM              064057102      605    19000 SH       SOLE                    19000
Belo Corporation Com Ser A     COM              080555105    17780   830471 SH       SOLE                   666295             25601
Berry Pete Co Cl A             COM              085789105     7809   136525 SH       SOLE                   135725
Black & Decker Corporation     COM              091797100    16913   194495 SH       SOLE                   134670             15600
Boston Scientific Corporation  COM              101137107    16361   668072 SH       SOLE                   492272             28950
Bowater Inc                    COM              102183100     7833   254972 SH       SOLE                   225322
Brinks Company                 COM              109696104    25054   522944 SH       SOLE                   396820             35999
Buckeye Technologies Inc       COM              118255108     8228  1022140 SH       SOLE                  1014890
Burlington Res Incorporated    COM              122014103    37028   429558 SH       SOLE                   322538             28900
CPI Corp                       COM              125902106      226    12065 SH       SOLE                     9565
Callaway Golf Co               COM              131193104     7881   569405 SH       SOLE                   564655
Century Aluminum Company       COM              156431108     8347   318450 SH       SOLE                   315650
Cimarex Energy Company         COM              171798101    38739   900700 SH       SOLE                   789550             48100
Citigroup, Inc                 COM              172967101     1116    23000 SH       SOLE                    20950              2050
Comerica Inc                   COM              200340107     5458    96156 SH       SOLE                    63706               500
Commercial Capital Bancorp     COM              20162L105     6491   379144 SH       SOLE                   376444
Conocophillips                 COM              20825C104    34661   595756 SH       SOLE                   413660             51916
Del Monte Foods                COM              24522P103     3947   378440 SH       SOLE                   376140
Devon Energy Corporation New   COM              25179M103    40813   652586 SH       SOLE                   457986             57650
Dominion Res Incorporated Va N COM              25746U109    25224   326735 SH       SOLE                   234510             25850
Dow Chemical                   COM              260543103    18937   432157 SH       SOLE                   303982             21300
Eagle Hospitality Pptys Trust  COM              26959T102     6073   795960 SH       SOLE                   741910              3800
Education Realty Trust         COM              28140H104     1096    85050 SH       SOLE                    56350              2700
Encore Acquisition Co          COM              29255W100    14352   447947 SH       SOLE                   443347               150
Fifth Third Bancorp            COM              316773100      529    14029 SH       SOLE                    14029
Finish Line Inc.               COM              317923100     5964   342350 SH       SOLE                   339900
First Horizon National Corp    COM              320517105      500    13000 SH       SOLE                    13000
First Source Corp              COM              336901103     4301   170995 SH       SOLE                   169195
First State Bancorp            COM              336453105     2416   100720 SH       SOLE                    99420
Fluor Corp                     COM              343412102    29929   387386 SH       SOLE                   264461             33750
Fortune Brands Incorporated    COM              349631101    16365   209752 SH       SOLE                   155637             12175
Freddie Mac                    COM              313400301      784    12000 SH       SOLE                    12000
Frontier Airlines Inc          COM              359065109     6124   662730 SH       SOLE                   655580
Gevity HR Inc                  COM              374393106     4170   162150 SH       SOLE                   160150
Green County Bancshares, Inc.  COM              394361208      866    31655 SH       SOLE                    31655
Greenbrier Cos Inc             COM              393657101     5857   206230 SH       SOLE                   204605
Hanmi Financial Corp           COM              410495105     2583   144600 SH       SOLE                   144600
Helmerich & Payne Inc          COM              423452101     6961   112440 SH       SOLE                   111340
ITLA Capital Corp              COM              450565106     3611    73928 SH       SOLE                    73203
James River Coal Company Com N COM              470355207     8032   210250 SH       SOLE                   208700
Johnson & Johnson              COM              478160104    17913   298050 SH       SOLE                   224370             17575
Kaydon Corp                    COM              486587108     2995    93190 SH       SOLE                    92290
Kimberly Clark                 COM              494368103     5065    84904 SH       SOLE                    57019
Lincoln Electric Holdings      COM              533900106     4199   105875 SH       SOLE                   105050
Lodgenet Entnment Corp         COM              540211109     2626   188395 SH       SOLE                   186095
Lufkin Inds Inc                COM              549764108     3907    78340 SH       SOLE                    77090
MAF Bancorp Inc                COM              55261R108     4227   102154 SH       SOLE                   101554
MBNA Corporation               COM              55262L100    21889   805912 SH       SOLE                   605912             49400
MFA Mtg Investments Inc        COM              55272X102      513    90000 SH       SOLE                    90000
Manor Care Incorporated New    COM              564055101    19623   493405 SH       SOLE                   365605             34750
Martin Marietta Materials, Inc COM              573284106     4085    53240 SH       SOLE                    52690
Meadwestvaco Corporation       COM              583334107    19461   694289 SH       SOLE                   473864             64400
Mellon Financial Corp          COM              58551A108      343    10000 SH       SOLE                    10000
Merrill Lynch                  COM              590188108     1016    15000 SH       SOLE                    15000
Moneygram International Incorp COM              60935Y109    16767   642890 SH       SOLE                   509140             41500
Multimedia Games Inc.          COM              625453105     1051   113572 SH       SOLE                   110822
National City Corp             COM              635405103      319     9500 SH       SOLE                     9500
Norfolk Southern Corporation   COM              655844108    26283   586277 SH       SOLE                   406681             48826
PNC Financial Svcs Group       COM              693475105      618    10000 SH       SOLE                    10000
Parker Hannifin Corp           COM              701094104     2927    44378 SH       SOLE                    24328
Pfizer Inc                     COM              717081103     2623   112458 SH       SOLE                    74196              4267
Phelps Dodge Corporation       COM              717265102    49247   342304 SH       SOLE                   232669             27900
Polaris Industries             COM              731068102     3779    75275 SH       SOLE                    75275
Proctor & Gamble               COM              742718109      490     8467 SH       SOLE                     8017               450
Qad Inc                        COM              74727D108     2918   381960 SH       SOLE                   378110
Remington Oil & Gas Corp.      COM              759594302     7889   216140 SH       SOLE                   214640
Reynolds American Inc          COM              761713106      220     2312 SH       SOLE                     2312
Southwest Airlines             COM              844741108     4573   278350 SH       SOLE                   167950
Southwestern Energy Co         COM              845467109     2861    79600 SH       SOLE                    78300
Sovereign Bancorp              COM              845905108      432    20000 SH       SOLE                    20000
Steiner Leisure Limited        COM              P8744Y102     4241   119270 SH       SOLE                   118120
Tidewater Incorporated         COM              886423102     6246   140490 SH       SOLE                   138490
Trinity Inds Inc               COM              896522109    31236   708786 SH       SOLE                   547861             47500
Trizetto Group Inc             COM              896882107     5549   326587 SH       SOLE                   324387
U S Airways Group Incorporated COM              90341W108    36423   980705 SH       SOLE                   817426             60734
US Bancorp                     COM              902973304    26051   871569 SH       SOLE                   645617             55467
Union Pac Corporation          COM              907818108    21629   268656 SH       SOLE                   190756             20350
United Auto Group Inc          COM              909440109     4166   109050 SH       SOLE                   107600
Unitedhealth Group Inc.        COM              91324P102    18969   305260 SH       SOLE                   209038             25219
WPS Resources                  COM              92931b106     5854   105840 SH       SOLE                   104990
Wachovia Corporation 2nd New   COM              929903102      591    11180 SH       SOLE                    11180
Washington Group Int'l         COM              938862208     1654    31222 SH       SOLE                    30622
Washington Mutual              COM              939322103      796    18302 SH       SOLE                    13302              5000
Wellpoint Inc.                 COM              94973V107     2330    29200 SH       SOLE                    18400
Wells Fargo & Company New      COM              949746101    26785   426310 SH       SOLE                   315045             26960
Weyerhaeuser Company           COM              962166104    21514   324299 SH       SOLE                   225370             24804
Whiting Petroleum Corporation  COM              966387102     4217   105430 SH       SOLE                   104580
XTO Energy Inc.                COM              98385X106     4306    98000 SH       SOLE                    64950
iShares S&P 500 Index          COM              464287200      237     1900 SH       SOLE                     1900
Royal Bank of Scotland 6.4% Pf PFD              780097796      508    20000 SH       SOLE                    20000
Royal Bk Scotland 8% Pfd       PFD              780097861      434    17000 SH       SOLE                    17000
Fiduciary Claymore MLP Opport  TR UNIT          31647Q106      502    29040 SH       SOLE                    17500              5840
Blackrock Pfd Opportunity Tr   COM SHS          09249V103      491    20300 SH       SOLE                    20300
Nuveen Preferred & Convert Inc COM SHS          67073D102     1726   142500 SH       SOLE                   129050              4950
Nuveen Quality Pfd Income Fd 2 COM SHS          67072C105     1800   140660 SH       SOLE                   128560              4400
Salomon Bros. Hi Income Fund I COM SHS          794907105      399    40000 SH       SOLE                    40000
Van Kampen Muni Tr SBI         COM SHS          920919107      562    40000 SH       SOLE                    40000
Atlas Pipeline Partners Unit L LTD              049392103     2002    49305 SH       SOLE                    40105               250
Energy Transfer Partners LP    LTD              29273R109     2708    79100 SH       SOLE                    67010               330
Enterprise Products LP         LTD              293792107     1603    66757 SH       SOLE                    55897               430
Inergy L P                     LTD              456615103      252     9720 SH       SOLE                     5370
Markwest Energy Partners LP    LTD              570759100      974    20980 SH       SOLE                    16550               230
Municipal Mtg & Eqty LLC       LTD              62624B101     1615    62521 SH       SOLE                    54470
Pacific Energy Partners LP     LTD              69422R105     1235    42055 SH       SOLE                    37575               380
Plains All American Pipeline L LTD              726503105     1541    38950 SH       SOLE                    30530               270
Teekay LNG Partners            LTD              Y8564M105     1683    56820 SH       SOLE                    50150               540
Teppco Partners L P            LTD              872384102      894    25660 SH       SOLE                    22700               280
Valero LP                      LTD              91913W104     1300    25117 SH       SOLE                    19326               190